Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	$ 574	$ 552	$ 552
Provision	19	23	112
Charge-offs, net of recoveries	(21)	(20)	(96)
Foreign currency translation and other	8	26	6
Ending balance	580	581	574
Ending balance: Individually evaluated for impairment	336	322	328
Ending balance: Collectively evaluated for impairment	244	259	246
Ending balance	18,474	18,820	18,662
Ending balance: Individually evaluated for impairment	790	1,109	808
Ending balance: Collectively evaluated for impairment	17,684	17,711	17,854
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	374	394	394
Provision	13	12	52
Charge-offs, net of recoveries	(19)	(18)	(82)
Foreign currency translation and other	3	17	10
Ending balance	371	405	374
Ending balance: Individually evaluated for impairment	179	192	179
Ending balance: Collectively evaluated for impairment	192	213	195
Ending balance	9,832	10,254	9,949
Ending balance: Individually evaluated for impairment	318	399	317
Ending balance: Collectively evaluated for impairment	9,514	9,855	9,632
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	200	158	158
Provision	6	11	60
Charge-offs, net of recoveries	(2)	(2)	(14)
Foreign currency translation and other	5	9	(4)
Ending balance	209	176	200
Ending balance: Individually evaluated for impairment	157	130	149
Ending balance: Collectively evaluated for impairment	52	46	51
Ending balance	8,547	8,529	8,583
Ending balance: Individually evaluated for impairment	472	710	491
Ending balance: Collectively evaluated for impairment	8,075	7,819	8,092
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance	95	37	130
Ending balance: Collectively evaluated for impairment	$ 95	$ 37	$ 130